INCOME TAXES - Income tax rate reconciliation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Tax rate reconciliation
Federal statutory rate (as a percent)	21.00%	34.00%
State and local taxes net of federal tax benefit (as a percent)	13.50%	11.30%
Tax rate change (as a percent)	0.30%	(13.80%)
Change in valuation allowance (as a percent)	(28.50%)	(32.20%)
Permanently disallowed interest expense (as a percent)	(6.30%)
Other (as a percent)		0.70%
Total (as a percent)	0.00%	0.00%
Maximum
Tax rate reconciliation
Federal statutory rate (as a percent)		35.00%